Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM BORROWINGS [Abstract]
Short-term borrowings, by lender
	December 31, 2011	December 31, 2012
	RMB	RMB
Borrowing from China Merchant Bank	829,829	—
Borrowing from Shanghai Pudong Development Bank	8,689	—
Borrowing from Pingan Bank	19,000	—
Borrowing from China Minsheng Bank	—	980,538
Borrowing from Industrial and Commercial Bank of China	—	251,420
Borrowing from Citi Bank	—	250,337
Borrowing from others	1,331	92
Total short-term borrowings	858,849	1,482,387

Movement of short-term borrowings
	For the Years Ended December 31,
	2011	2012
	RMB	RMB
Balance at beginning of year	—	858,849
Add: Current year additions	876,850	2,848,106
Current year additions from acquisition	2,421	—
Less: Current year repayment	(1,090)	(2,235,891)
Foreign currency translation	(19,332)	11,323
Balance at end of year	858,849	1,482,387